AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Financials – 23.3%
Banks – 14.9%
1st Source Corp.	120,096	$5,644,512
Associated Banc-Corp.	284,850	5,873,607
Bank of Marin Bancorp	106,882	3,869,128
Berkshire Hills Bancorp, Inc.	220,650	5,655,260
Carter Bankshares, Inc.(a)	258,437	3,150,347
HarborOne Bancorp, Inc.	515,025	7,277,303
Heritage Financial Corp./WA	232,252	5,910,813
Independent Bank Group, Inc.	93,900	6,613,377
Pacific Premier Bancorp, Inc.	159,884	6,388,965
Sandy Spring Bancorp, Inc.	118,351	5,156,553
Synovus Financial Corp.	187,355	8,075,000
Texas Capital Bancshares, Inc.(a)	147,435	10,024,106
TriCo Bancshares	135,443	5,356,771
Umpqua Holdings Corp.	356,414	6,939,381
Webster Financial Corp.	149,173	7,536,220

		93,471,343

Capital Markets – 2.7%
Moelis & Co.	117,908	7,304,400
Stifel Financial Corp.	137,840	9,524,744

		16,829,144

Insurance – 2.4%
Hanover Insurance Group, Inc. (The)	51,270	7,244,964
Selective Insurance Group, Inc.	97,262	8,128,185

		15,373,149

Thrifts & Mortgage Finance – 3.3%
BankUnited, Inc.	204,683	8,602,826
Premier Financial Corp.	142,540	4,333,216
WSFS Financial Corp.	165,853	7,531,385

		20,467,427

		146,141,063

Industrials – 19.3%
Airlines – 1.4%
SkyWest, Inc.(a)	182,471	8,512,272

Building Products – 1.2%
Masonite International Corp.(a)	62,873	7,524,641

Commercial Services & Supplies – 1.9%
Herman Miller, Inc.	206,520	8,680,036
Viad Corp.(a)	80,770	3,488,456

		12,168,492

Construction & Engineering – 1.6%
BrightView Holdings, Inc.(a)	404,140	6,195,466
Great Lakes Dredge & Dock Corp.(a)	275,569	4,163,848

		10,359,314

Company	Shares	U.S. $ Value

Electrical Equipment – 0.9%
Regal Beloit Corp.	36,990	$5,527,046

Machinery – 6.4%
Blue Bird Corp.(a)	328,260	7,106,829
Crane Co.	67,692	6,889,015
Manitowoc Co., Inc. (The)(a)	233,750	5,668,437
REV Group, Inc.	338,250	5,499,945
Shyft Group, Inc. (The)	230,020	10,123,180
Terex Corp.	92,640	4,729,272

		40,016,678

Professional Services – 1.3%
Korn Ferry	117,340	8,294,765

Road & Rail – 1.3%
ArcBest Corp.	122,160	8,151,737

Trading Companies & Distributors – 3.3%
GATX Corp.	60,650	5,560,392
Herc Holdings, Inc.(a)	84,710	11,135,129
MRC Global, Inc.(a)	467,849	3,836,362

		20,531,883

		121,086,828

Consumer Discretionary – 15.7%
Auto Components – 2.5%
Dana, Inc.	252,026	5,862,125
Goodyear Tire & Rubber Co. (The)(a)	601,344	9,525,289

		15,387,414

Diversified Consumer Services – 1.9%
Hillenbrand, Inc.	23,850	1,107,117
Houghton Mifflin Harcourt Co.(a)	669,285	9,015,269
Regis Corp.(a) (b)	378,962	2,053,974

		12,176,360

Hotels, Restaurants & Leisure – 4.8%
Dine Brands Global, Inc.(a)	85,230	7,050,226
Hilton Grand Vacations, Inc.(a)	78,500	3,429,665
Papa John’s International, Inc.	61,841	7,886,583
Ruth’s Hospitality Group, Inc.(a)	204,509	4,190,389
Scientific Games Corp./DE - Class A(a)	101,980	7,378,253

		29,935,116

Household Durables – 2.7%
KB Home	203,640	8,762,629
Taylor Morrison Home Corp. - Class A(a)	280,188	7,870,481

		16,633,110

Leisure Products – 0.5%
Malibu Boats, Inc.(a)	44,787	3,206,749

Company	Shares	U.S. $ Value

Specialty Retail – 2.1%
Genesco, Inc.(a)	103,860	$6,442,436
Sally Beauty Holdings, Inc.(a)	363,290	6,753,561

		13,195,997

Textiles, Apparel & Luxury Goods – 1.2%
Kontoor Brands, Inc.(b)	123,390	6,658,124
Steven Madden Ltd.	25,550	1,034,009

		7,692,133

		98,226,879

Real Estate – 10.3%
Equity Real Estate Investment Trusts (REITs) – 10.3%
Armada Hoffler Properties, Inc.	208,578	2,801,203
Broadstone Net Lease, Inc.	212,240	5,815,376
Cousins Properties, Inc.	155,483	5,995,424
Independence Realty Trust, Inc.	457,699	9,373,675
National Storage Affiliates Trust	134,540	7,702,415
NETSTREIT Corp.	245,160	6,339,838
Physicians Realty Trust	527,156	9,757,658
RLJ Lodging Trust	444,810	6,418,608
STAG Industrial, Inc.(b)	238,945	10,095,426

		64,299,623

Materials – 7.9%
Chemicals – 5.0%
AdvanSix, Inc.(a)	169,630	6,191,495
GCP Applied Technologies, Inc.(a)	162,056	3,863,415
HB Fuller Co.	107,840	7,286,749
Innospec, Inc.	46,830	4,383,288
Orion Engineered Carbons SA(a)	344,014	6,078,727
Trinseo SA	74,974	3,893,400

		31,697,074

Metals & Mining – 2.9%
Carpenter Technology Corp.	208,525	6,954,309
Commercial Metals Co.	227,490	7,420,724
Schnitzer Steel Industries, Inc. - Class A	78,130	3,696,330

		18,071,363

		49,768,437

Information Technology – 7.0%
Communications Equipment – 0.7%
Casa Systems, Inc.(a)	597,133	4,203,816

Electronic Equipment, Instruments & Components – 1.1%
Belden, Inc.	124,652	7,136,327

IT Services – 0.9%
Unisys Corp.(a)	227,387	5,505,039

Semiconductors & Semiconductor Equipment – 1.6%
Kulicke & Soffa Industries, Inc.	78,800	5,530,972
Magnachip Semiconductor Corp.(a) (b)	264,058	4,819,058

		10,350,030

Company	Shares	U.S. $ Value

Software – 2.1%
A10 Networks, Inc.(a)	594,780	$8,261,494
CommVault Systems, Inc.(a)	60,922	4,932,855

		13,194,349

Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp.(a)	84,287	3,580,512

		43,970,073

Health Care – 4.5%
Health Care Equipment & Supplies – 1.1%
Integra LifeSciences Holdings Corp.(a)	86,840	6,532,973

Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.(a)	75,874	5,016,789
MEDNAX, Inc.(a)	332,320	10,670,795

		15,687,584

Health Care Technology – 0.9%
Change Healthcare, Inc.(a)	265,320	5,791,936

		28,012,493

Energy – 3.6%
Energy Equipment & Services – 1.9%
Cactus, Inc. - Class A	223,420	8,380,484
Dril-Quip, Inc.(a)	140,550	3,415,365

		11,795,849

Oil, Gas & Consumable Fuels – 1.7%
Cimarex Energy Co.	65,870	4,230,171
HollyFrontier Corp.	194,720	6,295,298

		10,525,469

		22,321,318

Consumer Staples – 2.5%
Food Products – 2.5%
Hain Celestial Group, Inc. (The)(a) (b)	199,624	7,467,934
Nomad Foods Ltd.(a)	308,729	8,147,358

		15,615,292

Utilities – 2.4%
Electric Utilities – 1.4%
IDACORP, Inc.	82,430	8,684,001

Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	91,440	6,429,146

		15,113,147

Communication Services – 2.0%
Entertainment – 1.1%
IMAX Corp.(a)	421,790	6,626,321

Company	Shares	U.S. $ Value

Media – 0.9%
Criteo SA (Sponsored ADR)(a)	149,157	$5,597,862

		12,224,183

Total Common Stocks (cost $502,583,326)		616,779,336

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $9,624,652)	9,624,652	9,624,652

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $512,207,978)		626,403,988

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $37)	37	37

Total Investments – 100.0% (cost $512,208,015)(f)		626,404,025
Other assets less liabilities – 0.0%		(36,481)

Net Assets – 100.0%		$626,367,544

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,217,052 and gross unrealized depreciation of investments was $(14,021,042), resulting in net unrealized appreciation of $114,196,010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$616,779,336	$—	$—	$616,779,336
Short-Term Investments	9,624,652	—	—	9,624,652
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	37	—	—	37

Total Investments in Securities	626,404,025	—	—	626,404,025
Other Financial Instruments(b)	—	—	—	—

Total	$626,404,025	$—	$—	$626,404,025

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)		Dividend Income (000)
Government Money Market Portfolio	$7,796	$134,811	$132,982	$9,625		$0	**
Government Money Market Portfolio*	1,453	10,042	11,495	0	**	0	**
Total	$9,249	$144,853	$144,477	$9,625		$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.